United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page
Report for the Calendar Year or Quarter Ended: 12/31/02
Check here if Amendment:  [  ]   Amendment number:  [  ]
This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.
Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546
     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
     Person Signing this Report on Behalf of Reporting Manager:
Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164
     Signature, Place, and Date of Signing:
          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          January 30, 2003
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      56
Form 13F Information Table Value Total:      $157,456
                                            (thousands)
List of Other Included Managers:  NONE

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
ACXIOM CORP              COM       005125109    3,641,000  236,715.00 X                                  6,125 55,525  175,065
BP PLC SPONS ADR         COM       055622104      326,000    8,008.00 X                                                  8,008
ANHEUSER-BUSCH COS       COM       035229103    1,317,000   27,215.00 X                                                 27,215
BANKAMERICA              COM       060505104      244,000    3,511.00 X                                                  3,511
ENTERPRISE FINL SVCS     COM       293712105      480,000   38,436.00 X                                          2,436  36,000
CENTERPOINT PROPERTIES   COM       151895109      246,000    4,300.00 X                                          2,500   1,800
COMMERCE BANCSHARES      COM       200525103      242,000    6,155.00 X                                          3,399   2,756
CARDINAL HEALTH          COM       14149Y108   10,650,000  179,924.00 X                                  4,250  43,250 132,424
DEVON ENERGY CO          COM       25179M103    8,636,000  188,152.00 X                                  4,025  42,502 141,625
EXPRESS SCRIPTS          COM       302182100   20,543,000  427,627.00 X                                  9,700 110,250 307,677
APPLIED HEALTHCARE PROD  COM       019222108       27,000   10,000.00 X                                         10,000
MERCK                    COM       589331107      721,000   12,735.00 X                                                 12,735
GENERAL ELEC             COM       369604103      524,000   21,537.00 X                                                 21,537
CHOICEPOINT              COM       170338102    3,214,000   81,395,00 X                                  2,000  19,450  59,945
   COLUMN TOTALS                               50,811,000

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
CHUBB                    COM       171232101    7,597,000  145,537.00 X                                  3,375  37,261 104,901
INTEL CORP               COM       458140100      285,000   18,281.00 X                                  1,600          16,681
LINCARE HOLD             COM       532791100    4,544,000  143,706.00 X                                  3,775  35,400 104,531
INTL SPEEDWAY CORP CL B  COM       460335300      536,000   14,500.00 X                                                 14,500
MARSHALL & USLEY         COM       571834100    1,973,000   72,056.00 X                                                 72,056
WEIGHT WATCHERS          COM       948626106    7,888,000  171,600.00 X                                  3,825  38,750 129,025
NAVIGATORS GROUP INC     COM       638904102    3,846,000  167,594.00 X                                  3,175  29,100 135,319
PAXAR CORP               COM       704227107    4,731,000  320,728.00 X                                  5,725  85,368 229,635
CITIGROUPINC             COM       172967101      253,000    7,196.00 X                                                  7,196
PROCTOR & GAMBLE CO.     COM       742718109      338,000    3,934.00 X                                                  3,934
SCHLUMBERGER LTD         COM       806857108    2,080,000   49,422.00 X                                     50  14,965  34,407
WEST CORP                COM       952355105    6,458,000  389,063.00 X                                  7,125  97,400 284,538
PFIZER INC.              COM       717081103      666,000   21,780.00 X                                            515  21,265
NESTLES SA ADR           COM       641069406      212,000    4,000.00 X                                                  4,000
   COLUMN TOTALS                               41,407,000

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
JOHNSON & JOHNSON        COM       478160104      364,000    6,786.00 X                                                  6,786
MOHAWK IND INC           COM       608190104    4,672,000   82,045.00 X                                  2,150  20,325  59,570
EXXON MOBIL CORP         COM       30231G102      579,000   16,584.00 X                                            528  16,056
TRANSOCEAN INC           COM       G90078109      287,000   12,367.00 X                                          2,977   9,390
MATTEL INC               COM       577081102      352,000   18,363.00 X                                    275          18,088
STRAYER EDUCATION INC    COM       863236105   28,710,000  499,311.00 X                                 11,625 116,048 371,638
VERIZON                  COM       92343V104      228,000    5,885.00 X                                                  5,885
IRON MOUNTAIN            COM       462846106    9,539,000  288,985.00 X                                  7,584  68,056 213,345
SBC COMMUNICATIONS       COM       78387G103      377,000   13,899.00 X                                                 13,899
ZEBRA TECHNOLOGIES       COM       989207105    7,802,000  136,157.00 X                                  3,475  33,455  99,227
TRI CONTINENTAL CORP     COM       895436103      161,000   12,157.00 X                                                 12,157
INTL SPEEDWAY CORP CL A  COM       460335201    7,119,000  190,921.00 X                                  5,050 46,901  138,970
FIRST DATA CORP          COM       319963104      567,000   16,022.00 X                                                 16,022
   COLUMN TOTALS                               60,757,000

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
FIRST PFD CAP TR         PFD       33611H203   247,000      8,900.00  X                                                 8,900
PFD TENN VY AUTH PWR     PFD       880591409   265,000     10,000.00  X                                                10,000
   COLUMN TOTALS                               512,000

                                                                     FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
FIDELITY US EQ INDEX     MF        315911206     267,000    8,564.00  X                                                 8,564
FRANKLIN TAX FREE TR     MF        354723645     210,000   16,746.00  X                                                16,746
SELIGMAN TAX FREE MO     MF        816346878     437,000   55,186.00  X                                                55,186
S&P MIDCAP 400 INDEX     MF        464287507     901,000   10,464.00  X                                         8,429   2,035
S&P 500 INDEX            MF        464287200     703,000    7,960.00  X                                         5,550   2,410
VANGUARD INDEX TR VALUE
PORT                     MF        922908405     309,000   21,105.00  X                                        19,785   1,320
BRANDES INSTIT INTL EQ
FD                       MF        105262703     246,000   20,528.00  X                                        20,528
SPDR UNIT TR SR 1        MF        78462F103     258,000    2,927.00  X                                         2,927
LARGE CAP VALUE INDEX    MF        464287408     469,000   10,893.00  X                                         6,893   4,000
TWEEDY BROWN GLBL VAL
FD                       MF        922908405     169,000   10,693.00  X                                         7,998   2,695
   COLUMN TOTALS                               3,969,000

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT    SOLE  INSTR. V  OTHER   INSTR. V  SOLE  SHARED  NONE
TOTAL COMMON STOCK                             152,975,000
TOTAL PREFERRED STOCKS                             512,000
TOTAL MUTUAL FUNDS                               3,969,000
TOTAL FMV                                      157,456,000